S000004275 [Member] Expense Example - BlackRock Cash Funds: Institutional - SL Agency Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	36
Expense Example, with Redemption, 5 Years	65
Expense Example, with Redemption, 10 Years	$ 151